Related-Party Transactions	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Related-Party Transactions

(8) Related-Party Transactions

During both the thirteen weeks ended April 28, 2012 and May 4, 2013, the Company incurred fees of $0.3 million related to services provided by certain shareholders and professional service firms for which certain shareholders are partners.

(8) Related-Party Transactions

During fiscal 2010, fiscal 2011 and fiscal 2012, the Company incurred fees of $1.8 million, $0.5 million and $3.8 million, respectively, related to services provided by certain shareholders and professional service firms for which certain shareholders are partners. Fees related to fiscal 2012 were primarily IPO and secondary public offering related fees.

During fiscal 2009, the Company extended a loan of $0.3 million to an officer. The loan accrued interest at 4.11% and was payable on an annual basis with the first interest payment due on March 1, 2011. The loan required mandatory prepayments of the full principal amount and unpaid accrued interest upon the occurrence of certain events as defined in the related agreement. The loan was collateralized by a pledge of common stock of the Company owned by the officer. On October 13, 2010, the principal of $0.3 million and interest was paid in full. Interest income recognized on this loan totaled $8,000.